Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Obsolete inventories	$ 20,892	$ 14,263		$ 20,716
Salvage value of plant and equipment percentage	10.00%
Impairment of long-lived assets (in Dollars)
Lease term	12 months
Contributions rate, percentage	5.00%	5.00%
Transportation costs and customs expense	$ 2,597,733	$ 330,926	$ 2,762,120
Research and development cost	$ 2,350,587	$ 299,442	$ 2,484,089
US [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Exchange rate	1
HK [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Exchange rate	7.8499
Employee Benefit Plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Contributions of employee income	$ 1,500
Employee Benefit Plan [Member] | Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Contributions of employee income	30,000
Minimum [Member] | Employee Benefit Plan [Member] | Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Contributions of employee income	7,100
Maximum [Member] | Employee Benefit Plan [Member] | Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Contributions of employee income	$ 30,000